Share-Based Compensation and Equity - Share-based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation expense	$ 12.4	$ 21.5	$ 14.9
Tax benefit	(3.8)	(7.2)	(5.1)
Stock option expense, net of tax	8.6	14.3	9.8
Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation expense	3.6	2.7	6.0
Tax benefit	(1.3)	(1.0)	(2.2)
Stock option expense, net of tax	2.3	1.7	3.8
Restricted Stock Units [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation expense	8.6	6.0	5.6
Tax benefit	(2.4)	(1.9)	(1.7)
Stock option expense, net of tax	6.2	4.1	3.9
Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation expense	0.2	12.5	2.2
Tax benefit	(0.1)	(4.2)	(0.8)
Stock option expense, net of tax	0.1	8.3	1.4
Director Deferred Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation expense	0.0	0.3	1.1
Tax benefit	0.0	(0.1)	(0.4)
Stock option expense, net of tax	$ 0.0	$ 0.2	$ 0.7